Income Taxes (Components of Income Tax Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Current, federal	$ 682	$ 2,915	$ 2,496
Deferred - net, federal	(17,970)	3,127	3,828
Total federal income tax	(17,288)	6,042	6,324
Current, state and local	79	282	72
Deferred - net, state and local	1,041	339	671
Total state and local income tax	1,120	621	743
Current, foreign	471	335	320
Deferred - net, foreign	989	(519)	(382)
Total foreign income tax	1,460	(184)	(62)
Total	$ (14,708)	$ 6,479	$ 7,005